13. Preferred Stock (Details) (USD $)	3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Series C Preferred Stock	Sep. 30, 2013 Series C Preferred Stock	Dec. 31, 2013 Series D Preferred Stock	Sep. 30, 2013 Series D Preferred Stock	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2013 Series F Preferred Stock
Convertible Preferred Stock Shares Designated				480,000		1,000,000		7,803
Convertible Preferred Stock Shares Issued			480,000		893,218		8,347	4,353
Dividends on preferred stock	$ (153,013)	$ (59,544)	$ 11,367		$ 50,764		$ 74,923
Stock issued to settle accrued dividends			11,599		54,738
Convertible Preferred Stock Shares Deemed Dividend					1,786,436
Preferred Stock, Redemption Amount							623,384
Proceeds from the sale of preferred stock, net	2,770,771							3,248,000
Costs Related to Issuance of Preferred Stock								477,219
Conversion of debt and accrued interest								$ 574,592